Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Share capital	Contributed surplus	Deficit	Total	Cash flow hedges, net of tax	Currency translation	Total
Equity at beginning of period (in shares) at Dec. 31, 2017	0
Equity at beginning of period at Dec. 31, 2017	$ 879.5	$ 21.1	$ (381.6)	$ (10.0)	$ 9.0	$ (19.0)	$ 509.0
Changes in equity [abstract]
Net loss and comprehensive loss			(164.7)	17.0	3.8	13.2	(147.7)
Return of capital	(25.2)						(25.2)
Share capital issued, net of cancelled shares	$ 8.3	384.2					392.5
Share-based payments		18.8					18.8
Equity at end of period (in shares) at May. 31, 2018	0
Equity at end of period at May. 31, 2018	$ 862.6	424.1	(546.3)	7.0	12.8	(5.8)	747.4
Changes in equity [abstract]
Net loss and comprehensive loss			(318.7)	38.9	(33.5)	72.4	(279.7)
Share capital issued upon acquisition of subsidiary (in shares)	121,700,362
Share capital issued upon acquisition of subsidiary	$ 261.2						261.2
Share capital issued upon loan to related party (in shares)	1,226,571
Share capital issued upon loan to related party	$ 1.2						1.2
Share capital issued, net of cancelled shares (in shares)	54,966,815
Share capital issued, net of cancelled shares	$ 3,208.0						3,208.0
Share-based payments		2.0					2.0
Equity at end of period (in shares) at Dec. 31, 2018	177,893,748
Equity at end of period at Dec. 31, 2018	$ 3,470.4	2.0	(318.7)	38.9	(33.5)	72.4	3,192.6
Changes in equity [abstract]
Net loss and comprehensive loss			(451.7)	(41.6)	61.2	(102.8)	(493.3)
Return of capital	$ (5.8)						(5.8)
Share capital issued, net of cancelled shares (in shares)	2,900,455
Share capital issued, net of cancelled shares	$ 59.9						59.9
Share-based payments		14.5					14.5
Equity at end of period (in shares) at Dec. 31, 2019	180,794,203
Equity at end of period at Dec. 31, 2019	$ 3,524.5	16.4	(770.3)	(2.7)	27.6	(30.4)	2,767.9
Changes in equity [abstract]
Net loss and comprehensive loss			(994.9)	(238.8)	(11.3)	(227.5)	(1,233.7)
Return of capital	$ (0.8)						(0.8)
Dividends issued and paid			(13.1)				(13.1)
Share capital issued upon acquisition of subsidiary (in shares)	3,092,118
Share capital issued upon acquisition of subsidiary	$ 78.4						78.4
Share capital issued, net of cancelled shares (in shares)	171,048,492
Share capital issued, net of cancelled shares	$ 4,103.4						4,103.4
Share issuance costs	$ (60.7)						(60.7)
Share-based payments		37.9					37.9
Equity at end of period (in shares) at Dec. 31, 2020	354,934,813
Equity at end of period at Dec. 31, 2020	$ 7,644.8	$ 54.3	$ (1,778.3)	$ (241.5)	$ 16.3	$ (257.9)	$ 5,679.3